Deposits and Subordinated Debt - Additional Information (Detail) - Subordinated debt [member] $ in Millions	Jul. 17, 2020 CAD ($)
Disclosure Of Deposits [Line Items]
Notional amount	$ 1,250
Interest rate	2.077%
Maturity date	June 17, 2030